SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	$ 1,655,627	$ 1,138,703
Amounts due from related parties, Borrowed	4,811,327	519,515	$ 2,559
Amounts due from related parties, Repaid	(4,794,940)	(2,454)
Amounts due from related parties, Exchange rate translation	(643)	(137)
Amounts due to related parties, ending	1,671,371	1,655,627	1,138,703
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	146,637	146,637
Amounts due from related parties, Borrowed	3,194,892
Amounts due from related parties, Repaid	(3,187,141)
Amounts due from related parties, Exchange rate translation	(412)
Amounts due to related parties, ending	153,976	146,637	146,637
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	146,573	146,573
Amounts due from related parties, Borrowed	374,475
Amounts due from related parties, Repaid	(146,573)
Amounts due from related parties, Exchange rate translation
Amounts due to related parties, ending	374,475	146,573	146,573
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	1,192,611	673,096
Amounts due from related parties, Borrowed	955,107	519,515
Amounts due from related parties, Repaid	(1,291,420)
Amounts due from related parties, Exchange rate translation	(231)
Amounts due to related parties, ending	856,068	1,192,611	673,096
Pingyi Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	169,806	169,806
Amounts due from related parties, Borrowed
Amounts due from related parties, Repaid	(169,806)
Amounts due from related parties, Exchange rate translation
Amounts due to related parties, ending		169,806	169,806
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning
Amounts due from related parties, Borrowed	286,852
Amounts due from related parties, Repaid
Amounts due from related parties, Exchange rate translation
Amounts due to related parties, ending	286,852
Linhui He [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning		2,591
Amounts due from related parties, Borrowed
Amounts due from related parties, Repaid		(2,454)
Amounts due from related parties, Exchange rate translation		(137)
Amounts due to related parties, ending			$ 2,591